Financial Risk Management (Details) - Schedule of the opening and closing fair value balance of level 2 financial instruments - Put Option [Member]	12 Months Ended
Dec. 31, 2022 AUD ($)
Put Option A$
At January 1, 2021	$ 2,321,003
Issuance of derivatives at fair value	870,546
Gain included in profit or loss on change in fair value	(782,023)
At December 31, 2021	$ 2,409,526